COMMITMENTS AND CONTINGENCIES (Details)												1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 15, 2017 $ / shares shares	Dec. 29, 2016 shares	Dec. 22, 2016 shares	Dec. 08, 2016 shares	Nov. 18, 2015 shares	Oct. 23, 2015 shares	May 11, 2015 $ / shares shares	Apr. 30, 2015 ft²	Apr. 15, 2015 USD ($)	Jul. 15, 2014 USD ($) $ / shares shares	Jan. 09, 2013 $ / shares shares	Apr. 30, 2015 USD ($) ft²	Sep. 30, 2017 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense | $														$ 128,556	$ 165,514
Deferred Rent Credit, Current | $														$ 2,912	$ 3,016
Number of Directors										8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		5,000	150,000	25,000									0	905,000	1,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								One half of the shares vested immediately; the second half vests on January 1, 2016 and were subsequently issued on January 6, 2016
Agreement, Term	10 years
Class of Warrant or Rights, Granted (in Shares)	630,000				100,000	33,334	374,641				1,330,627		2,290,965	2,049,504	3,728,479
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 1.50						$ 1.50				$ 2.61
Warrant, Expriation Date	Mar. 15, 2020
Litigation with Former Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency, Settlement Agreement, Terms																Company closing an equity or equity-linked financing with proceeds to the Company of at least $3.5 million (a “Qualified Financing”), Mr. Cash’s annual base salary will automatically increase to $325,000 and he will receive (i) a one-time payment equal to the difference between the amount he would have earned if his base salary was $325,000 and the amount he actually earned at his base salary of $275,000 for the time period from the Effective Date until the closing of such Qualified Financing and (ii) a one-time cash bonus
Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Royalty Percentage of Net Sales	1.00%
Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Royalty Percentage of Net Sales	2.00%
Share-based Compensation Award, Tranche Four [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)															300,000
Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period										3 years
Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitments, Description										If the Company does not complete a Qualified Financing within six months after the Effective Date, Mr. Cash’s annual base salary will nonetheless increase to $325,000 and he will receive the same one-time payment unless the Company reasonably determines that the failure to complete such Qualified Financing was within the reasonable control of Mr. Cash. Mr. Cash is also eligible to receive an annual bonus equal to at least 50% of the sum of his base salary and one-time payment, based on the achievement of reasonable performance criteria to be determined by the Board in consultation with Mr. Cash within 90 days of the Effective Date.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)										1,265,769
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share) | $ / shares										$ 2.21
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										10 years
Chief Executive Officer [Member] | Employee Agreement [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Qualified Financing Amount | $										$ 3,500,000
Chief Executive Officer [Member] | Employee Agreement [Member] | Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment | $										$ 325,000
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche One [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in Shares)										542,473
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Two [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)										180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Three [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)										180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Four [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)										180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Share-based Compensation Award, Tranche Five [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)										180,824
Chief Executive Officer [Member] | Employee Agreement [Member] | Options Vesting in Eleven Equal Installments [Member] | Share-based Compensation Award, Tranche One [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights										The option will vest as follows (i) 542,473 shares of common stock will vest in eleven equal installments of 45,206 shares of common stock and one final installment of 45,207 shares of common stock on a quarterly basis with the first installment vesting on the Effective Date and subsequent installments vesting every three months thereafter; (ii) 180,824 shares of common stock will vest immediately upon completion of a Qualified Financing; (iii) 180,824 shares of common stock will vest upon the listing of the Company’s common stock on a recognized U.S. national securities exchange (i.e., NYSE, MKT LLC, The Nasdaq Stock Market LLC or the New York Stock Exchange); (iv) 180,824 shares of common stock will vest upon the 510(k) clearance or any other type of clearance deemed necessary by the U.S. Food and Drug Administration of the Company’s PURE (Precise Uninterrupted Real-time evaluations of Electrograms) EP technology platform; and (v) 180,824 shares of common stock will vest upon the Company achieving a market capitalization of $150,000,000 and maintaining such market capitalization for at least 90 consecutive calendar days.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)										45,206
Chief Executive Officer [Member] | Employee Agreement [Member] | Final Installment of Vested Options [Member] | Share-based Compensation Award, Tranche One [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares (in Shares)										45,207
Building [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lease Expiration Date									Aug. 31, 2017			May 31, 2018
Operating Leases, Rent Expense, Minimum Rentals | $									$ 978			$ 2,712
Area of Real Estate Property (in Square Feet) | ft²								1,741				1,741
Annual Salary [Member] | Chief Executive Officer [Member] | Employee Agreement [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment | $										$ 275,000
Signing Bonus [Member] | Chief Executive Officer [Member] | Employee Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitment | $										$ 30,000